EMPLOYEE BENEFITS	12 Months Ended
Sep. 30, 2015
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

14.EMPLOYEE BENEFITS

The Company maintains shareholder-approved, stock-based incentive plans, which permit the granting of options to purchase common stock of the Company, awards of restricted shares of common stock and awards of “common share units” that can be settled in shares of common stock.  All employees, non-employee directors and consultants of the Company and its affiliates are eligible to receive awards under the plans.  The plans authorize the granting of options intended to qualify as incentive stock options under Section 422 of the Internal Revenue Code, options that do not so qualify (non-statutory stock options) and the granting of restricted shares of common stock.  Stock option awards are generally granted with an exercise price equal to the market value of the Company’s shares at the date of grant and generally vest over a period of three to five years.  The exercise period for all stock options may not exceed 10 years from the date of grant.  Restricted stock awards generally vest over a period of two to five years.  Generally, option and share awards provide for accelerated vesting if there is a change in control (as defined in the plans).  Shares used to satisfy stock awards and stock option exercises are generally issued from treasury stock.  At September 30, 2015, the Company had 527,443 reserved but unissued shares that can be awarded in the form of stock options or share awards.

Restricted Stock Awards  - A summary of activity in the Company’s restricted stock awards as of and for the years ended September 30, 2015, 2014 and 2013 is as follows:

	2015		2014		2013
		Weighted		Weighted		Weighted
		Average		Average		Average
		Grant-Date		Grant-Date		Grant-Date
	Number	Fair Value	Number	Fair Value	Number	Fair Value
Nonvested at beginning of year	157,479	$7.80	269,530	$7.31	365,170	$7.13
Granted	10,489	12.21	30,596	10.23	42,221	8.72
Vested	(135,054)	7.50	(39,868)	7.61	(137,861)	7.27
Forfeited	(1,368)	9.75	(102,779)	7.32	—	—

Nonvested at end of year	31,546	$10.46	157,479	$7.80	269,530	$7.31

During the year ended September 30, 2013, the Company granted 15,000 shares of contingent, performance-based restricted stock to one newly elected executive officer.  The grant provided for vesting of the restricted stock as follows: one-third on the date of the filing of the annual report on Form 10-K for the year ended September 30, 2013 and two-thirds on the date of the filing of the annual report on Form 10-K for the year ended September 30, 2014.  The vesting of the shares was subject to the Company’s achievement of certain earnings per share targets.  If an earnings-per-share target was not met, vesting could still occur in a subsequent period based on cumulative results. Additionally, recipients could not receive the final vesting unless the Company’s total shareholder return exceeded certain peer indices. One-third of the shares received were required to be held until the earlier of retirement or five years from the date of vesting.

Stock Option Awards  - A summary of activity in the Company’s stock option program as of and for the years ended September 30, 2015, 2014 and 2013 is as follows:

	2015				2014		2013
				Weighted
		Weighted		Average		Weighted		Weighted
		Average	Aggregate	Remaining		Average		Average
		Exercise	Intrinsic	Contractual		Exercise		Exercise
	Number	Price	Value	Life (years)	Number	Price	Number	Price
Outstanding at beginning of year	552,160	$11.28			604,586	$11.26	629,936	$11.20
Granted	—	—			—	—	17,500	8.39
Exercised	(44,400)	9.93			(21,900)	8.82	(23,400)	8.99
Expired	(62,616)	13.19			(9,875)	12.69	—	—
Forfeited	(1,000)	17.10			(20,651)	12.57	(19,450)	9.53

Outstanding at end of year	444,144	$11.13	$1,275,968	2.5	552,160	$11.28	604,586	$11.26

Exercisable at end of year	438,311	$11.17	$1,245,869	2.5	540,494	$11.34	586,386	$11.35

There were no stock option awards granted during the years ended September 30, 2015 or 2014.  During the year ended September 30, 2013, 17,500 stock option awards were granted with a weighted-average fair value per share of $2.12.  Cash received from stock options exercised totaled, $441,000, $193,000 and $210,000 during the years ended September 30, 2015, 2014 and 2013, respectively.  The total intrinsic value of stock options exercised totaled $80,000, $54,000 and $17,000 during the years ended September 30, 2015, 2014 and 2013, respectively.

The fair value of stock options granted during the year ended September 30, 2013 was estimated on the date of grant using the Black-Scholes option pricing model with the following average assumptions:

Risk-free interest rate	0.85%
Expected volatility	44.36%
Expected life in years	6.0
Dividend yield	5.02%
Expected forfeiture rate	5.30%

Common Share Units — On December 10, 2014, the Company granted approximately 105,000 “common share units” to its eight executive officers that were intended to provide such officers with incentive compensation tied to the Company’s successful performance for each of the fiscal years in the three-year period ended September 30, 2017.  The terms of the grants provide that the common share units will be settled in an equal number of shares of the Company’s common stock at the dates of vesting.  One-third of the common share units are eligible for vesting in each of the years in the three-year period ended September 30, 2017 determined by measurement of the Company’s cumulative performance over each of the one-year, two-year and three-year performance measurement periods based on two independent criteria, which receive equal weighting: a cumulative return on average equity measured against internally-established targets and a cumulative total shareholder return measured against the SNL MicroCap Bank & Thrift Index.  The participants must be employed by the Company at the end of each of the performance measurement periods to be eligible for payment of the award.  The number of common share units in each award can be adjusted upward or downward under a pre-determined formula depending on the degree of attainment of the performance criteria up to a maximum of 150% of the common share units to be awarded in each year.

A summary of total stock-based compensation expense for the years ended September 30, 2015, 2014 and 2013 follows:

	2015	2014	2013
Total expense	$888,598	$(7,669)	$1,222,419
Earnings per share:
Basic	$0.05	$—	$0.07
Diluted	0.05	—	0.07

Reducing stock-based compensation expense in the years ended September 30, 2015, 2014 and 2013, were forfeitures of non-vested restricted stock awards totaling $3,000, $549,000 and $0, respectively.  As of September 30, 2015, the total unrecognized compensation expense related to non-vested stock options, restricted stock awards and common share units was approximately $1,000, $231,000 and $590,000, respectively, and the related weighted average periods over which they are expected to be recognized are approximately 0.2 years, 2.4 years, and 1.6 years, respectively.

Equity Trust Plan - The Company maintains a deferred compensation plan (“Equity Trust Plan”) for the benefit of key loan officers and sales staff.  The plan is designed to recruit and retain top-performing loan officers and other key revenue-producing employees who are instrumental to the Company’s success.  The plan allowed the recipients to defer a percentage of commissions earned into a rabbi trust for the benefit of the participants.  However, effective May 1, 2015, participants no longer have the option to defer commissions under the plan.  The assets of the trust are limited to shares of Company common stock and cash.  Awards related to participant contributions generally vest immediately or over a period of two to five years.  Awards related to Company contributions generally vest over a period of three to five years.  The participants will generally forgo any accrued but unvested benefits if they voluntarily leave the Company.  Vested shares in the plan are treated as issued and outstanding when computing basic and diluted earnings per share, whereas unvested shares are treated as issued and outstanding only when computing diluted earnings per share.  Because excess shares and cash held by the trust were used to fund participant contributions during the years ended September 30, 2015 and 2014, the plan purchased no shares during these periods.  During the year ended September 30, 2013, the plan purchased 50,600 shares on behalf of the participants at an average price of $10.17.  There were 200,545 and 803 vested shares distributed to participants during the years ended September 30, 2015 and 2014, respectively, with aggregate market values at the time of distribution of $2.6 million and $9,000, respectively.  Additionally, $181,000 of cash was distributed to participants from the plan during the year ended September 30, 2015.  At September 30, 2015, there were 95,819 shares in the plan with an aggregate carrying value of $863,000.  Such shares were included in treasury stock in the Company’s consolidated financial statements, including 2,650 shares that were not yet vested.

Defined Contribution Plan —The Company maintains the Pulaski Bank Savings and Ownership Plan (the “KSOP”), which is a defined contribution plan established under the provision of Section 401(a) of the Internal Revenue Code (“IRC”).  The KSOP includes a qualified cash or deferred arrangement as described in Section 401(k) of the IRC, for the benefit of eligible employees of the Company.  All employees of the Company who have obtained six months of employment with the Company and attained age 21 are eligible to participate in the KSOP.  The KSOP is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

Participants may contribute up to the lesser of $18,000 or 75% of their pretax base compensation, as defined by the KSOP, subject to certain limitations. The Company contributes an amount equal to 50% of each participant’s contribution, up to 5% of each participant’s pretax base compensation. Participants who have attained age 50 before the end of the year are eligible to make catch-up contributions of an additional $6,000.  Participants may also contribute amounts representing distributions from other qualified defined benefit or contribution plans.  Plan participants are immediately vested in their contributions, plus actual earnings thereon.  Vesting in employer contributions occurs 25% per year until fully vested after four years of service.

Participants may elect to have their individual accounts allocated to one or more of the available investment options. Participants may change their investment elections at any time.  Investment options include the Company’s common stock and Schwab-managed funds that represent party-in-interest transactions allowable under ERISA regulations.

During years ended September 30, 2015, 2014 and 2013, the Bank matched 50% of each participant’s contribution up to a maximum of 5% of salary. The Bank’s contributions to this plan were $435,000, $313,000 and $358,000 for the years ended September 30, 2015, 2014 and 2013, respectively.

Employment Agreement  - The Company and the Bank maintain a two-year employment agreement with its Chief Executive Officer (“CEO”).  The two-year term of the agreement is extended daily unless written notice of non-renewal is given by the Board of Directors.  Under the agreement, the Bank pays the CEO a base salary, which is reviewed at least annually and may be increased at the discretion of the Board of Directors.  The CEO is also entitled to receive health and welfare benefits provided to other Company and Bank employees.  Additionally, the agreement provides for severance payments and continued medical coverage for 24 months if employment is terminated following a change in control or upon an event of termination as defined in the agreement.  In the event of a change in control and subsequent termination of employment, the CEO will receive a lump-sum payment equal to two times his average annual compensation computed using his base pay rate at the date of termination plus any bonus or incentive compensation earned by him in the prior fiscal year.  The lump-sum payment will include an amount for any required excise tax due under the Internal Revenue Code of 1986.  The agreement also prohibits the CEO from soliciting the services of any of the Company’s employees, and from competing with the Company, for a period of two years after termination.